Stockholders' Equity (Tables)	12 Months Ended
Nov. 03, 2019
Equity [Abstract]
Summary of Dividends and Distributions

	Fiscal Year
	2019	2018	2017

	(In millions, except per share data)
Cash dividends and distributions declared and paid per share/unit	$10.60	$7.00	$4.08
Cash dividends declared and paid to common stockholders	$4,235	$2,921	$1,653
Cash distributions declared and paid to limited partners	$—	$77	$92

Summary of Stock-Based Compensation Expense

	Fiscal Year
	2019	2018	2017

	(In millions)
Cost of products sold	$120	$77	$64
Cost of subscriptions and services	43	9	—
Research and development	1,532	855	636
Selling, general and administrative	490	286	220
Total stock-based compensation expense (a)	$2,185	$1,227	$920

Estimated income tax benefits for stock-based compensation	$400	$195	$249
Income tax benefits for stock-based awards exercised or released	$232	$181	$273

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(a)
Does not include stock-based compensation related to discontinued operations recognized during fiscal year 2017, which was included in loss from discontinued operations, net of income taxes in our consolidated statements of operations.

Summary of Market-Based Awards Weighted-Average Assumptions
The following table summarizes the weighted-average assumptions utilized to calculate the fair value of market-based awards granted in the periods presented:

	Market-Based Awards
	Fiscal Year
	2019	2018	2017
Risk-free interest rate	2.7%	2.4%	1.7%
Dividend yield	4.4%	2.6%	1.8%
Volatility	33.0%	32.5%	32.3%
Expected term (in years)	4.0	4.0	4.0

Summary of Restricted Stock Unit Awards
A summary of time- and market-based RSU activity is as follows:

	Number of RSUs Outstanding	Weighted-Average Grant Date Fair Value Per Share

	(In millions, except per share data)
Balance as of October 30, 2016	17	$130.71
Granted	8	$199.33
Vested	(5)	$126.81
Forfeited	(2)	$142.78
Balance as of October 29, 2017	18	$163.42
Granted	7	$239.48
Vested	(6)	$155.78
Forfeited	(1)	$175.46
Balance as of November 4, 2018	18	$195.50
Assumed in CA Merger	1	$206.14
Granted	33	$183.64
Vested	(10)	$192.28
Forfeited	(2)	$182.80
Balance as of November 3, 2019	40	$188.52

Summary of Stock Option Awards
A summary of time- and market-based stock option activity is as follows:

	Number of Options Outstanding		Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Life (In years)	Aggregate Intrinsic Value

	(In millions, except years and per share data)
Balance as of October 30, 2016	15		$48.77
Exercised	(4)		$45.48		$682
Cancelled	(1)		$66.08
Balance as of October 29, 2017	10		$49.54
Exercised	(2)		$47.41		$534
Cancelled	—	*	$72.37
Balance as of November 4, 2018	8		$50.14
Exercised	(4)		$47.88		$761
Cancelled	—	*	$49.00
Balance as of November 3, 2019	4		$51.83	1.11	$1,077
Fully vested as of November 3, 2019	4		$51.83	1.11	$1,077

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* Represents fewer than 0.5 million shares.